RESERVE FOR UNPAID LOSS AND LOSS ADJUSTMENT EXPENSES - Schedule of Reinsurance Recoverable (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Liability for Unpaid Claims and Claims Adjustment Expense, Activity in Liability [Abstract]
Reinsurance recoverables on unpaid losses, net of allowance for expected credit losses	$ 239,567	$ 226,233	$ 241,556	$ 213,663
Reinsurance recoverables on paid losses, net of allowance for expected credit losses	5,483	7,417
Total reinsurance recoverables	$ 245,050	$ 233,650